Summaries of Transactional Gains, Losses, Expenses and Recoveries from Covered Assets (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Condensed Income Statements, Captions [Line Items]
Provision for loan losses on covered loans	$ 995	$ (5,506)
OREO impairment	(108)	(1,761)
Income from resolution of covered assets	2,193	6,157
Total transactional related income (loss)	1,057	(4,936)
Loan [Member]
Condensed Income Statements, Captions [Line Items]
Reimbursable expenses	(1,246)	(2,313)
Other Real Estate Owned [Member]
Condensed Income Statements, Captions [Line Items]
Reimbursable expenses	(777)	(1,513)
Transaction Income (Loss) [Member]
Condensed Income Statements, Captions [Line Items]
Provision for loan losses on covered loans	1,316	(20,684)
OREO impairment	(2,671)	(9,374)
Income from resolution of covered assets	7,426	12,645
Total transactional related income (loss)	(5,324)	(35,892)
Transaction Income (Loss) [Member] | Loan [Member]
Condensed Income Statements, Captions [Line Items]
Reimbursable expenses	(7,417)	(11,783)
Transaction Income (Loss) [Member] | Other Real Estate Owned [Member]
Condensed Income Statements, Captions [Line Items]
Reimbursable expenses	(3,978)	(6,696)
Loss Share Indemnification Income (Loss) [Member]
Condensed Income Statements, Captions [Line Items]
Provision for loan losses on covered loans	(321)	15,178
OREO impairment	2,563	7,613
Income from resolution of covered assets	(5,233)	(6,488)
Total transactional related income (loss)	6,381	30,956
Loss Share Indemnification Income (Loss) [Member] | Loan [Member]
Condensed Income Statements, Captions [Line Items]
Reimbursable expenses	6,171	9,470
Loss Share Indemnification Income (Loss) [Member] | Other Real Estate Owned [Member]
Condensed Income Statements, Captions [Line Items]
Reimbursable expenses	$ 3,201	$ 5,183